Financial liabilities - Additional Information (Details) - EUR (€) € in Thousands			12 Months Ended
	Aug. 30, 2019	Jul. 03, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [Line Items]
Proceeds from borrowings			€ 0	€ 0	€ 28,700
Financial liabilities			39,893	€ 42,251	€ 44,251	€ 19,087
Write-off of a right-of-use asset			500
Write-off of a lease liability			€ 700
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Loan agreement, collateral		€ 15,200
Proceeds from borrowings	€ 13,900
Borrowings, maturity period	12 years
Financial liabilities							€ 1,300	€ 1,300
Security interest on pledge of financial instruments will be released in 2024		4,200
Security interest on pledge of financial instruments will be released in 2027		5,000
Security interest on pledge of financial instruments will be released in 2031		€ 6,000
Loan agreement with Société Générale | Fixed interest rate
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate			2.01%